Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 119,507	$ 137,663	$ 323,800
Cost of revenues	(102,670)	(106,367)	(238,564)
Gross profit	16,837	31,296	85,236
Operating expenses:
Research and development	(8,285)	(9,343)	(13,541)
Selling and marketing	(2,535)	(12,328)	(17,196)
General and administrative	(6,322)	(5,594)	(18,848)
Impairment of goodwill	(1,242)		(606)
Impairment of long-lived assets	(3,625)	(3,833)
Total operating expenses	(22,009)	(31,098)	(50,191)
Government subsidy income	357	232	224
Other operating income	2,121	1,124	2,824
Income (loss) from operations	(2,694)	1,554	38,093
Interest expenses	(115)
Interest income	1,888	2,032	1,365
Other (expenses) income, net	246	354	(79)
Change in fair value of put option	(150)	(150)	(150)
Income (loss) before income taxes	(825)	3,790	39,229
Income tax expenses	(2,146)	(5,635)	(9,419)
Net income (loss)	(2,971)	(1,845)	29,810
Less: Net income (loss) attributable to noncontrolling interests	(501)	1,449	2,683
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(2,470)	(3,294)	27,127
Net income (loss) per share attributable to China Techfaith Wireless Communication Technology Limited:
Basic	$ 0.00	$ 0.00	$ 0.03
Diluted	$ 0.00	$ 0.00	$ 0.03
Weighted average shares used in computation:
Basic	794,003,193	794,003,193	794,003,193
Diluted	794,003,193	794,003,193	794,003,193
Other comprehensive income, net of tax Foreign currency translation adjustment	9,892	3,525	13,026
Comprehensive income	6,921	1,680	42,836
Less: Comprehensive income attributable to noncontrolling interest	372	1,749	3,210
Comprehensive income (loss) attributable to China Techfaith Wireless Communication Technology Limited	6,549	(69)	39,626
Research and development
Share based compensation expenses:
Share based compensation expenses	393	355	615
Selling and marketing
Share based compensation expenses:
Share based compensation expenses	220	198	344
General and administrative
Share based compensation expenses:
Share based compensation expenses	633	617	1,213
ODP
Revenues	79,661	57,803	212,784
Cost of revenues	(70,989)	(53,971)	(174,991)
Brand name phone sales
Revenues	32,203	50,266	67,535
Cost of revenues	(25,374)	(34,250)	(41,280)
Operating expenses:
Impairment of goodwill	(1,242)
Game
Revenues	7,643	29,594	43,481
Cost of revenues	$ (6,307)	$ (18,146)	$ (22,293)